Condensed Consolidated Cash Flow Statement (Unaudited) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Profit before tax	£ 528	£ 764
Adjustments for:
Non-cash items included in profit	904	498
Change in operating assets	4,152	(2,215)
Change in operating liabilities	(183)	180
Corporation taxes paid	(194)	(38)
Effects of exchange rate differences	(12)	(910)
Net cash flows from operating activities	5,195	(1,721)
Cash flows from investing activities
Purchase of property, plant and equipment and intangible assets	(253)	(206)
Proceeds from sale of property, plant and equipment and intangible assets	95	96
Purchase of financial assets at amortised cost and financial assets at FVOCI	(251)	(1,430)
Proceeds from sale and redemption of financial assets at amortised cost and financial assets at FVOCI	346	2,832
Net cash flow from acquisition of TSB Banking Group plc	(277)	0
Net cash flows from investing activities	(340)	1,292
Cash flows from financing activities
Issue of ordinary share capital	1,600	0
Issue of other equity instruments	650	500
Issue of debt securities and subordinated notes	6,241	6,862
Issuance costs of debt securities and subordinated notes	(15)	(18)
Repayment of debt securities and subordinated notes	(5,138)	(1,937)
Repurchase of other equity instruments	(450)	(500)
Dividends paid on other equity instruments	(81)	(72)
Principal elements of lease payments	(9)	(13)
Net cash flows from financing activities	2,798	4,822
Change in cash and cash equivalents	7,653	4,393
Cash and cash equivalents at beginning of the year	32,056	32,437
Effects of exchange rate changes on cash and cash equivalents	1	(30)
Cash and cash equivalents at the end of the period	39,710	36,800
Cash and cash equivalents consist of:
Cash and balances at central banks	40,534	37,245
Less: restricted balances	(2,090)	(1,420)
Cash and bank balances at central banks less regulatory minimum cash balances	38,444	35,825
Other cash equivalents: Loans and advances to banks - non-trading	1,266	975
Cash and cash equivalents at the end of the period	£ 39,710	£ 36,800